As filed with the Securities and Exchange Commission on July 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265
(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Shares	Value
Common Stock (97.79%)

Basic Materials (2.25%)
Air Products & Chemicals Inc	1,615	232,657
Albemarle Corp	868	98,605
CF Industries Holdings Inc	1,795	48,286
Dow Chemical Co/The	8,645	535,644
Eastman Chemical Co	1,048	83,955
EI du Pont de Nemours & Co	6,896	544,232
FMC Corp	1,102	83,058
Freeport-McMoRan Inc*	6,887	79,132
International Flavors & Fragrances Inc	683	94,179
International Paper Co	3,175	167,894
LyondellBasell Industries NV	2,971	239,225
Monsanto Co	3,626	425,765
Mosaic Co/The	2,068	46,799
Newmont Mining Corp	3,766	128,609
Nucor Corp	2,404	139,672
PPG Industries Inc	2,102	223,569
Praxair Inc	2,168	286,805
Sherwin-Williams Co/The	628	208,352
United States Steel Corp	1,093	22,789
Total Basic Materials		3,689,227

Communications (13.61%)
Alphabet Inc*	2,294	2,213,389
Alphabet Inc*	2,286	2,256,488
Amazon.com Inc*	3,037	3,020,661
AT&T Inc	47,774	1,840,732
CBS Corp	3,433	209,791
CenturyLink Inc	4,581	114,296
Charter Communications Inc*	1,671	577,414
Cisco Systems Inc	39,132	1,233,832
Comcast Corp	36,651	1,527,980
Discovery Communications Inc*	1,878	49,767
Discovery Communications Inc*	1,878	48,509
DISH Network Corp*	1,784	113,766
eBay Inc*	8,321	285,410
Expedia Inc	689	99,064
F5 Networks Inc*	602	77,134
Facebook Inc*	18,062	2,735,671
Interpublic Group of Cos Inc/The	3,241	80,798
Juniper Networks Inc	2,718	79,719
Level 3 Communications Inc*	2,152	128,087
Motorola Solutions Inc	1,430	119,505
Netflix Inc*	3,319	541,229
News Corp	3,745	50,108
News Corp	910	12,467
Omnicom Group Inc	1,982	165,933
Priceline Group Inc/The*	361	677,629
Scripps Networks Interactive Inc	635	42,050
Symantec Corp	5,172	156,763
Time Warner Inc	6,232	620,022
TripAdvisor Inc*	850	32,734
Twenty-First Century Fox Inc	8,143	220,838
Twenty-First Century Fox Inc	3,726	100,229
VeriSign Inc*	1,159	104,495
Verizon Communications Inc	31,159	1,453,256
Viacom Inc	2,740	95,325
Walt Disney Co/The	11,275	1,217,024
Total Communications		22,302,115

Consumer, Cyclical (8.94%)
Advance Auto Parts Inc	548	73,229
Alaska Air Group Inc	963	83,829
American Airlines Group Inc	4,021	194,657
AutoNation Inc*	284	11,224
AutoZone Inc*	275	166,628
Bed Bath & Beyond Inc	1,720	59,185
Best Buy Co Inc	1,956	116,167
BorgWarner Inc	1,664	70,737
CarMax Inc*	1,689	106,120
Carnival Corp	3,334	213,609
Chipotle Mexican Grill Inc*	234	111,700
Coach Inc	2,156	99,629
Costco Wholesale Corp	3,160	570,159
CVS Health Corp	8,444	648,753
Darden Restaurants Inc	933	82,972
Delphi Automotive PLC	2,173	191,159
Delta Air Lines Inc	6,380	313,449
Dollar General Corp	1,932	141,789
Dollar Tree Inc*	1,907	148,174
DR Horton Inc	2,495	81,562
Fastenal Co	2,014	86,944
Foot Locker Inc	1,044	62,024
Ford Motor Co	27,615	307,079
Gap Inc/The	2,194	49,365
General Motors Co	10,151	344,423
Genuine Parts Co	1,170	108,365
Goodyear Tire & Rubber Co/The	1,847	59,510
Hanesbrands Inc	3,007	62,095
Harley-Davidson Inc	1,765	93,563
Hasbro Inc	950	99,997
Home Depot Inc/The	9,397	1,442,533
Kohl's Corp	1,587	60,988
L Brands Inc	1,787	92,209
Leggett & Platt Inc	1,017	52,904
Lennar Corp	1,300	66,703
LKQ Corp*	2,347	73,907
Lowe's Cos Inc	6,732	530,280
Macy's Inc	2,961	69,584
Marriott International Inc/MD	2,467	265,573
Mattel Inc	2,508	57,458
McDonald's Corp	6,382	962,980
Michael Kors Holdings Ltd*	1,328	44,063
Mohawk Industries Inc*	459	109,839
Newell Brands Inc	3,701	195,968
NIKE Inc	10,668	565,297
Nordstrom Inc	1,123	46,941
O'Reilly Automotive Inc*	874	211,578
PACCAR Inc	2,601	163,759
PulteGroup Inc	2,804	63,567
PVH Corp	574	60,815
Ralph Lauren Corp	449	30,442
Ross Stores Inc	3,322	212,342
Royal Caribbean Cruises Ltd	1,236	136,182
Signet Jewelers Ltd	600	28,860
Southwest Airlines Co	4,671	280,680
Staples Inc	5,524	50,158
Starbucks Corp	10,948	696,402
Target Corp	4,818	265,713
Tiffany & Co	950	82,612
TJX Cos Inc/The	5,416	407,337
Tractor Supply Co	1,050	57,908
Ulta Beauty Inc*	468	142,665
Under Armour Inc*	1,210	23,184
Under Armour Inc*	1,218	21,717
United Continental Holdings Inc*	2,214	176,389
VF Corp	2,588	139,234
Walgreens Boots Alliance Inc	6,346	514,153
Wal-Mart Stores Inc	11,851	931,489
Whirlpool Corp	570	105,758
WW Grainger Inc	441	75,975
Wyndham Worldwide Corp	1,139	115,028
Wynn Resorts Ltd	526	67,696
Yum! Brands Inc	2,700	196,128
Total Consumer, Cyclical		14,653,094

Consumer, Non-Cyclical (22.41%)
Abbott Laboratories	13,435	613,442
AbbVie Inc	12,821	846,442
Aetna Inc	2,841	411,547
Alexion Pharmaceuticals Inc*	1,383	135,575
Allergan PLC	2,930	655,588
Altria Group Inc	14,863	1,121,265
AmerisourceBergen Corp	1,565	143,620
Amgen Inc	5,671	880,366
Anthem Inc	2,002	365,065
Archer-Daniels-Midland Co	4,902	203,825
Automatic Data Processing Inc	3,564	364,847
Avery Dennison Corp	891	75,076
Baxter International Inc	3,880	230,123
Becton Dickinson and Co	1,588	300,497
Biogen Inc*	1,739	430,872
Boston Scientific Corp*	11,526	311,548
Bristol-Myers Squibb Co	12,265	661,697
Brown-Forman Corp	2,162	112,316
Campbell Soup Co	1,449	83,535
Cardinal Health Inc	2,511	186,542
Celgene Corp*	6,007	687,261
Centene Corp*	1,292	93,838
Church & Dwight Co Inc	1,996	103,113
Cigna Corp	2,081	335,520
Cintas Corp	801	100,830
Clorox Co/The	943	127,993
Coca-Cola Co/The	30,037	1,365,782
Colgate-Palmolive Co	6,558	500,769
Conagra Brands Inc	2,987	115,119
Constellation Brands Inc	1,083	197,918
Cooper Cos Inc/The	374	81,813
Coty Inc	3,684	69,775
CR Bard Inc	610	187,532
Danaher Corp	4,166	353,860
DaVita Inc*	1,224	81,102
DENTSPLY SIRONA Inc	1,160	73,683
Dr Pepper Snapple Group Inc	1,620	150,352
Ecolab Inc	1,937	257,311
Edwards Lifesciences Corp*	1,716	197,460
Eli Lilly & Co	7,419	590,330
Envision Healthcare Corp*	910	49,695
Equifax Inc	870	119,016
Estee Lauder Cos Inc/The	1,800	169,452
Express Scripts Holding Co*	4,798	286,681
Gartner Inc*	714	85,394
General Mills Inc	4,683	265,713
Gilead Sciences Inc	10,033	651,041
Global Payments Inc	1,172	107,367
H&R Block Inc	1,994	52,921
HCA Healthcare Inc*	2,209	180,939
Henry Schein Inc*	628	115,533
Hershey Co/The	1,114	128,411
Hologic Inc*	2,135	92,467
Hormel Foods Corp	2,128	71,565
Humana Inc	1,191	276,622
IDEXX Laboratories Inc*	691	116,357
Illumina Inc*	1,143	202,722
Incyte Corp*	1,363	176,277
Intuitive Surgical Inc*	285	260,684
JM Smucker Co/The	823	105,221
Johnson & Johnson	20,958	2,687,864
Kellogg Co	1,816	130,026
Kimberly-Clark Corp	2,926	379,590
Kraft Heinz Co/The	4,282	394,800
Kroger Co/The	8,014	238,657
Laboratory Corp of America Holdings*	705	97,995
Mallinckrodt PLC*	874	37,696
McCormick & Co Inc/MD	975	101,546
McKesson Corp	1,736	283,124
Mead Johnson Nutrition Co	1,560	139,495
Medtronic PLC	10,936	921,686
Merck & Co Inc	21,298	1,386,713
Molson Coors Brewing Co	1,200	113,748
Mondelez International Inc	11,909	554,840
Monster Beverage Corp*	3,387	171,247
Moody's Corp	1,498	177,438
Mylan NV*	3,101	120,877
Nielsen Holdings PLC	1,879	72,304
Patterson Cos Inc	758	33,473
PayPal Holdings Inc*	8,321	434,439
PepsiCo Inc	11,411	1,333,604
Perrigo Co PLC	677	49,319
Pfizer Inc	45,992	1,501,639
Philip Morris International Inc	11,608	1,390,638
Procter & Gamble Co/The	20,266	1,785,232
Quanta Services Inc*	1,601	49,087
Quest Diagnostics Inc	1,168	127,043
Regeneron Pharmaceuticals Inc*	562	257,992
Reynolds American Inc	6,726	452,324
Robert Half International Inc	1,032	47,978
S&P Global Inc	2,019	288,333
Stryker Corp	2,155	308,079
Sysco Corp	4,516	246,393
Thermo Fisher Scientific Inc	3,062	529,083
Total System Services Inc	1,190	70,865
Tyson Foods Inc	2,328	133,488
United Rentals Inc*	724	78,721
UnitedHealth Group Inc	7,156	1,253,588
Universal Health Services Inc	683	77,630
Varian Medical Systems Inc*	875	86,643
Verisk Analytics Inc*	1,197	96,825
Vertex Pharmaceuticals Inc*	1,731	213,952
Western Union Co/The	4,688	89,166
Whole Foods Market Inc	2,358	82,506
Zimmer Biomet Holdings Inc	1,338	159,503
Zoetis Inc	3,718	231,557
Total Consumer, Non-Cyclical		36,737,973

Diversified (0.02%)
Leucadia National Corp	1,447	35,292
Total Diversified		35,292

Energy (5.66%)
Anadarko Petroleum Corp	3,750	189,488
Apache Corp	2,792	130,554
Baker Hughes a GE Co LLC	3,384	186,628
Cabot Oil & Gas Corp	3,164	70,209
Chesapeake Energy Corp*	3,818	19,319
Chevron Corp	14,364	1,486,387
Cimarex Energy Co	657	70,667
Concho Resources Inc*	1,114	141,233
ConocoPhillips	8,936	399,350
Devon Energy Corp	2,767	94,023
EOG Resources Inc	3,850	347,694
EQT Corp	1,085	59,968
Exxon Mobil Corp	31,478	2,533,979
Halliburton Co	6,883	311,043
Helmerich & Payne Inc	805	42,391
Hess Corp	1,823	83,657
Kinder Morgan Inc/DE	12,787	239,884
Marathon Oil Corp	5,187	67,535
Marathon Petroleum Corp	4,098	213,260
Murphy Oil Corp	1,357	33,124
National Oilwell Varco Inc	3,192	104,283
Newfield Exploration Co*	988	32,090
Noble Energy Inc	2,616	75,053
Occidental Petroleum Corp	5,892	347,216
ONEOK Inc	1,546	76,805
Phillips 66	3,493	265,852
Pioneer Natural Resources Co	1,287	214,749
Range Resources Corp	1,202	27,718
Schlumberger Ltd	11,025	767,230
TechnipFMC PLC*	3,637	105,291
Tesoro Corp	1,028	85,571
Transocean Ltd*	2,519	22,898
Valero Energy Corp	4,032	247,847
Williams Cos Inc/The	6,307	180,380
Total Energy		9,273,376

Financial (17.43%)
Affiliated Managers Group Inc	409	62,925
Aflac Inc	3,445	259,684
Alexandria Real Estate Equities Inc	700	81,676
Alliance Data Systems Corp	400	96,452
Allstate Corp/The	3,124	269,726
American Express Co	5,917	455,254
American International Group Inc	7,500	477,225
American Tower Corp	2,860	375,203
Ameriprise Financial Inc	1,369	165,362
Aon PLC	2,362	309,209
Apartment Investment & Management Co	1,070	45,924
Arthur J Gallagher & Co	1,374	77,947
Assurant Inc	596	58,396
AvalonBay Communities Inc	1,044	199,655
Bank of America Corp	77,978	1,747,487
Bank of New York Mellon Corp/The	8,692	409,567
BB&T Corp	5,247	218,538
Berkshire Hathaway Inc*	14,565	2,407,303
BlackRock Inc	941	385,095
Boston Properties Inc	1,078	130,783
Capital One Financial Corp	4,021	309,295
CBOE Holdings Inc	706	60,977
CBRE Group Inc*	2,058	71,783
Charles Schwab Corp/The	9,317	361,034
Chubb Ltd	3,685	527,655
Cincinnati Financial Corp	1,179	82,624
Citigroup Inc	21,856	1,323,162
Citizens Financial Group Inc	3,885	132,479
CME Group Inc	2,250	263,903
Comerica Inc	1,331	91,253
Crown Castle International Corp	2,760	280,554
Digital Realty Trust Inc	1,218	143,955
Discover Financial Services	3,035	178,155
E*TRADE Financial Corp*	1,181	40,874
Equinix Inc	434	191,398
Equity Residential	2,164	140,855
Essex Property Trust Inc	463	118,954
Extra Space Storage Inc	949	73,519
Federal Realty Investment Trust	548	67,262
Fifth Third Bancorp	6,069	144,078
Franklin Resources Inc	3,105	129,758
GGP Inc	4,119	91,771
Goldman Sachs Group Inc/The	2,819	595,542
Hartford Financial Services Group Inc/The	2,922	144,318
HCP Inc	3,020	94,647
Host Hotels & Resorts Inc	5,173	93,062
Huntington Bancshares Inc/OH	5,456	68,418
Intercontinental Exchange Inc	4,245	255,507
Invesco Ltd	3,410	108,097
Iron Mountain Inc	1,369	47,805
JPMorgan Chase & Co	27,735	2,278,430
KeyCorp	6,704	117,119
Kimco Realty Corp	2,994	52,515
Lincoln National Corp	2,305	149,779
Loews Corp	2,394	112,901
M&T Bank Corp	1,180	184,635
Macerich Co/The	1,011	58,042
Marsh & McLennan Cos Inc	4,025	312,179
Mastercard Inc	7,325	900,096
MetLife Inc	7,704	389,745
Mid-America Apartment Communities Inc	858	87,465
Morgan Stanley	10,374	433,011
Nasdaq Inc	1,127	76,242
Navient Corp	3,621	52,251
Northern Trust Corp	1,610	140,778
People's United Financial Inc	2,887	47,838
PNC Financial Services Group Inc/The	3,945	468,272
Principal Financial Group Inc	2,041	128,399
Progressive Corp/The	4,123	174,939
Prologis Inc	3,315	184,115
Prudential Financial Inc	3,541	371,274
Public Storage	1,035	222,887
Raymond James Financial Inc	1,004	72,559
Realty Income Corp	1,688	92,722
Regency Centers Corp	1,109	67,494
Regions Financial Corp	9,066	125,473
Simon Property Group Inc	2,175	335,494
SL Green Realty Corp	740	74,762
State Street Corp	3,093	251,956
SunTrust Banks Inc	3,809	203,286
Synchrony Financial	6,040	162,174
T Rowe Price Group Inc	1,965	138,415
Torchmark Corp	1,176	88,788
Travelers Cos Inc/The	2,411	301,013
UDR Inc	2,033	78,494
Unum Group	2,266	101,925
US Bancorp	12,265	624,166
Ventas Inc	2,081	138,366
Visa Inc	14,557	1,386,263
Vornado Realty Trust	1,244	114,697
Wells Fargo & Co	35,184	1,799,310
Welltower Inc	2,792	202,532
Weyerhaeuser Co	5,770	190,179
Willis Towers Watson PLC	996	146,043
XL Group Ltd	2,249	98,259
Altaba Inc*	6,533	328,741
Zions Bancorporation	1,054	42,234
Total Financial		28,574,362

Industrial (10.09%)
3M Co	4,679	956,715
Acuity Brands Inc	344	56,041
Agilent Technologies Inc	2,633	158,875
Allegion PLC	703	55,277
AMETEK Inc	1,816	110,812
Amphenol Corp	2,372	176,951
Arconic Inc	2,478	68,071
Ball Corp	2,268	92,761
Boeing Co/The	4,367	819,380
Caterpillar Inc	4,752	501,003
CH Robinson Worldwide Inc	1,280	85,773
Corning Inc	7,332	213,361
CSX Corp	7,645	414,130
Cummins Inc	1,302	205,325
Deere & Co	2,547	311,906
Dover Corp	1,334	110,122
Eaton Corp PLC	3,484	269,592
Emerson Electric Co	5,336	315,464
Expeditors International of Washington Inc	1,549	82,686
FedEx Corp	1,881	364,613
FLIR Systems Inc	1,158	43,877
Flowserve Corp	1,128	54,708
Fluor Corp	1,298	58,228
Fortive Corp	2,083	130,083
Fortune Brands Home & Security Inc	1,197	75,531
Garmin Ltd	806	41,944
General Dynamics Corp	2,204	447,963
General Electric Co	69,870	1,913,041
Harris Corp	833	93,429
Honeywell International Inc	5,633	749,133
Illinois Tool Works Inc	2,619	369,855
Ingersoll-Rand PLC	2,109	188,966
Jacobs Engineering Group Inc	962	50,428
JB Hunt Transport Services Inc	690	58,912
Johnson Controls International plc	7,221	301,549
Kansas City Southern	811	77,207
L3 Technologies Inc	719	121,216
Lockheed Martin Corp	1,981	556,919
Martin Marietta Materials Inc	463	103,758
Masco Corp	2,627	97,856
Mettler-Toledo International Inc*	202	117,728
Norfolk Southern Corp	2,398	297,424
Northrop Grumman Corp	1,488	385,719
Parker-Hannifin Corp	1,096	172,587
Pentair PLC	1,542	102,111
PerkinElmer Inc	1,021	64,384
Raytheon Co	2,443	400,676
Republic Services Inc	2,203	140,133
Rockwell Automation Inc	1,085	172,211
Rockwell Collins Inc	1,079	117,665
Roper Technologies Inc	694	157,677
Ryder System Inc	477	31,682
Sealed Air Corp	1,582	70,272
Snap-on Inc	424	68,544
Stanley Black & Decker Inc	1,237	170,261
Stericycle Inc*	642	52,496
TE Connectivity Ltd	3,236	255,159
Textron Inc	2,069	98,898
TransDigm Group Inc	370	99,190
Union Pacific Corp	6,613	729,414
United Parcel Service Inc	5,289	560,475
United Technologies Corp	6,172	748,540
Vulcan Materials Co	956	119,165
Waste Management Inc	3,352	244,394
Waters Corp*	682	122,501
WestRock Co	996	54,202
Xylem Inc/NY	1,498	78,106
Total Industrial		16,535,075

Technology (14.40%)
Accenture PLC	4,670	581,275
Activision Blizzard Inc	5,269	308,658
Adobe Systems Inc*	3,587	508,852
Advanced Micro Devices Inc*	5,848	65,439
Akamai Technologies Inc*	1,400	66,010
Analog Devices Inc	2,620	224,691
Apple Inc	41,183	6,291,115
Applied Materials Inc	9,105	417,737
Autodesk Inc*	1,669	186,544
Broadcom Ltd	3,102	742,867
CA Inc	2,646	84,063
Cerner Corp*	2,120	138,542
Citrix Systems Inc*	1,348	111,264
Cognizant Technology Solutions Corp	4,408	294,939
CSRA Inc	1,256	37,881
DXC Technology Co	1,233	95,582
Electronic Arts Inc*	2,629	297,945
Fidelity National Information Services Inc	2,517	216,135
Fiserv Inc*	1,665	208,591
Hewlett Packard Enterprise Co	14,359	270,093
HP Inc	14,359	269,375
Intel Corp	36,299	1,310,757
International Business Machines Corp	6,898	1,052,842
Intuit Inc	2,031	285,640
KLA-Tencor Corp	1,217	126,568
Lam Research Corp	1,341	208,083
Microchip Technology Inc	1,401	116,703
Micron Technology Inc*	6,485	199,543
Microsoft Corp	60,049	4,193,822
NetApp Inc	2,586	104,707
NVIDIA Corp	4,163	600,929
Oracle Corp	24,056	1,091,902
Paychex Inc	2,454	145,350
Qorvo Inc*	1,120	87,304
QUALCOMM Inc	11,465	656,601
Red Hat Inc*	1,433	128,354
salesforce.com Inc*	4,924	441,387
Seagate Technology PLC	2,601	113,326
Skyworks Solutions Inc	1,431	152,301
Synopsys Inc*	1,189	89,020
Teradata Corp*	1,256	34,239
Texas Instruments Inc	7,795	643,010
Western Digital Corp	2,052	184,803
Xerox Corp	10,310	72,892
Xilinx Inc	2,112	140,892
Total Technology		23,598,573

Utilities (2.98%)
AES Corp/VA	4,674	54,592
Alliant Energy Corp	1,758	72,904
Ameren Corp	1,808	102,604
American Electric Power Co Inc	3,645	261,638
American Water Works Co Inc	1,374	107,419
CenterPoint Energy Inc	2,979	85,229
CMS Energy Corp	2,062	97,759
Consolidated Edison Inc	2,227	184,373
Dominion Energy Inc	4,251	343,353
DTE Energy Co	1,258	137,776
Duke Energy Corp	5,180	443,822
Edison International	2,433	198,460
Entergy Corp	1,304	103,094
Eversource Energy	2,274	141,147
Exelon Corp	6,183	224,505
FirstEnergy Corp	3,123	91,317
NextEra Energy Inc	3,624	512,579
NiSource Inc	2,050	53,444
NRG Energy Inc	1,956	31,413
PG&E Corp	3,919	267,981
Pinnacle West Capital Corp	806	71,210
PPL Corp	4,208	167,941
Public Service Enterprise Group Inc	3,861	173,398
SCANA Corp	845	57,629
Sempra Energy	1,653	192,558
Southern Co/The	7,566	382,915
WEC Energy Group Inc	2,388	149,871
Xcel Energy Inc	3,728	178,608
Total Utilities		4,889,539

Total Common Stock (Cost $67,501,624)		160,288,626

Right/Warrant (0.00%)
Safeway, Inc-CVR-NonTrad	1,746	1,772
Safeway, Inc-CVR-NonTrad	1,746	55
Total Right/Warrant (Cost $0,000)		1,827

United States Treasury Bills (1.34%)
TREASURY BILL	2,200,000	2,193,713
Total United States Treasury Bills		2,193,713

Total Investments (Cost $69,695,337) (a) (99.13%)		162,484,166
Other Net Assets (0.87%)		1,430,135
Net Assets (100.00%)		163,914,301

*	Non-income producing security.
**	These securities have been fair valued and deemed to be illiquid by the Advisor. At May 31, 2017, the fair value was $1,827, or 0.00% of net assets.

(a) Aggregate cost for federal income tax purpose is $69,999,748.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	94,679,306
Unrealized depreciation	(2,194,888)
Net unrealized appreciation	92,484,418

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2017:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
29 / JUNE 2017 / Long / CME	3,435,688	3,496,095	60,407

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Shares	Value
Common Stock (98.92%)

Basic Materials (5.34%)
Allegheny Technologies Inc	8,230	126,989
Ashland Global Holdings Inc	4,674	311,008
Cabot Corp	4,665	243,653
Carpenter Technology Corp	4,953	180,636
Chemours Co/The	13,888	555,381
Commercial Metals Co	8,847	160,131
Compass Minerals International Inc	2,545	163,262
Domtar Corp	4,751	172,841
Minerals Technologies Inc	2,659	191,315
NewMarket Corp	691	321,557
Olin Corp	13,700	401,958
PolyOne Corp	6,360	237,482
Reliance Steel & Aluminum Co	5,496	400,933
Royal Gold Inc	4,689	377,089
RPM International Inc	10,009	542,788
Sensient Technologies Corp	3,370	270,577
Steel Dynamics Inc	18,549	630,481
United States Steel Corp	12,909	269,153
Valspar Corp/The	5,475	618,620
Valvoline Inc	12,832	287,045
Versum Materials Inc	8,135	252,510
Total Basic Materials		6,715,409

Communications (2.95%)
AMC Networks Inc*	4,438	235,125
ARRIS International PLC*	13,140	368,446
Cable One Inc	421	302,531
Ciena Corp*	11,260	264,385
FactSet Research Systems Inc	3,025	501,212
Frontier Communications Corp	82,025	107,453
InterDigital Inc/PA	2,605	211,005
John Wiley & Sons Inc	3,389	171,822
LogMeIn Inc	4,045	448,995
Meredith Corp	2,763	149,478
New York Times Co/The	9,283	163,381
Plantronics Inc	2,393	126,638
Telephone & Data Systems Inc	7,088	202,221
Time Inc	7,704	96,300
ViaSat Inc*	3,110	202,928
WebMD Health Corp*	2,674	149,691
Total Communications		3,701,611

Consumer, Cyclical (11.68%)
American Eagle Outfitters Inc	12,812	147,338
Big Lots Inc	3,356	163,873
Brinker International Inc	4,119	161,588
Brunswick Corp/DE	6,709	370,739
Buffalo Wild Wings Inc*	1,379	198,162
Cabela's Inc*	3,848	203,290
CalAtlantic Group Inc	5,208	187,696
Carter's Inc	3,704	304,321
Casey's General Stores Inc	2,920	339,859
Cheesecake Factory Inc/The	3,305	194,929
Chico's FAS Inc	9,725	91,999
Churchill Downs Inc	840	140,826
Cinemark Holdings Inc	7,911	313,038
Cooper Tire & Rubber Co	4,142	149,112
Copart Inc*	15,434	481,386
Cracker Barrel Old Country Store Inc	1,806	301,259
CST Brands Inc	5,690	274,998
Dana Inc	10,883	229,849
Deckers Outdoor Corp*	2,383	165,285
Dick's Sporting Goods Inc	4,903	201,660
Dillard's Inc	1,806	92,973
Domino's Pizza Inc	3,602	762,615
Dunkin' Brands Group Inc	6,880	402,549
GameStop Corp	7,293	161,467
Herman Miller Inc	6,124	193,212
HNI Corp	3,420	147,128
HSN Inc	3,343	110,820
International Speedway Corp	2,678	94,533
Jack in the Box Inc	2,463	262,507
JC Penney Co Inc*	23,049	108,330
JetBlue Airways Corp*	23,748	532,430
Kate Spade & Co*	9,702	178,711
KB Home	8,723	183,009
Michaels Cos Inc/The*	8,103	156,631
MSC Industrial Direct Co Inc	3,322	278,849
Nu Skin Enterprises Inc	3,686	202,288
NVR Inc*	265	604,831
Office Depot Inc	46,441	237,314
Panera Bread Co*	1,647	517,965
Papa John's International Inc	1,995	160,737
Polaris Industries Inc	4,469	373,608
Pool Corp	2,978	354,769
Sally Beauty Holdings Inc*	8,063	145,295
Scotts Miracle-Gro Co/The	3,338	289,104
Skechers U.S.A. Inc*	11,700	298,584
Tempur Sealy International Inc*	3,767	174,939
Texas Roadhouse Inc	4,276	209,182
Thor Industries Inc	3,630	328,624
Toll Brothers Inc	11,365	419,482
Toro Co/The	7,736	529,839
TRI Pointe Group Inc*	11,036	136,515
Tupperware Brands Corp	3,537	254,346
Urban Outfitters Inc*	6,678	126,014
Watsco Inc	1,930	272,362
Wendy's Co/The	15,418	249,309
Williams-Sonoma Inc	6,172	300,330
World Fuel Services Corp	5,338	188,645
Total Consumer, Cyclical		14,661,053

Consumer, Non-Cyclical (16.18%)
Aaron's Inc	4,816	175,880
ABIOMED Inc*	2,697	370,649
Acadia Healthcare Co Inc*	5,855	242,046
Adtalem Global Education Inc	5,910	221,034
Akorn Inc*	5,897	196,193
Align Technology Inc*	6,026	874,975
Avis Budget Group Inc*	7,069	161,809
Avon Products Inc*	32,134	109,256
Bio-Rad Laboratories Inc*	1,549	346,171
Bio-Techne Corp	2,821	316,178
Bioverativ Inc*	8,059	443,970
Boston Beer Co Inc/The*	851	121,480
Catalent Inc*	9,318	331,069
CDK Global Inc	11,263	692,224
Charles River Laboratories International Inc*	3,442	316,836
CoreLogic Inc/United States*	6,512	281,970
Dean Foods Co	6,796	123,959
Deluxe Corp	3,624	247,012
Edgewell Personal Care Co*	4,429	323,937
Endo International PLC*	15,857	208,995
Flowers Foods Inc	13,838	255,726
FTI Consulting Inc*	4,461	154,038
Globus Medical Inc*	5,432	167,034
Graham Holdings Co	421	252,095
Hain Celestial Group Inc/The*	7,820	273,153
Halyard Health Inc*	4,818	173,159
HealthSouth Corp	6,827	309,468
Helen of Troy Ltd*	1,916	174,356
Hill-Rom Holdings Inc	4,543	351,446
INC Research Holdings Inc*	4,220	239,907
Ingredion Inc	5,423	618,710
Lamb Weston Holdings Inc	10,475	486,145
Lancaster Colony Corp	1,475	182,649
LifePoint Health Inc*	3,052	185,562
LivaNova PLC*	2,983	169,554
Live Nation Entertainment Inc*	10,025	345,762
ManpowerGroup Inc	5,143	523,917
MarketAxess Holdings Inc	2,724	519,140
Masimo Corp*	2,951	256,855
MEDNAX Inc*	7,011	380,697
Molina Healthcare Inc*	3,819	246,593
NuVasive Inc*	2,872	215,486
Owens & Minor Inc	4,649	148,210
PAREXEL International Corp*	4,006	323,765
Post Holdings Inc*	4,823	387,480
Prestige Brands Holdings Inc*	3,633	183,031
ResMed Inc	10,491	745,910
Rollins Inc	7,218	310,879
Sabre Corp	15,972	358,252
Service Corp International/US	14,700	468,636
Snyder's-Lance Inc	5,343	196,355
Sotheby's*	3,578	188,167
Sprouts Farmers Market Inc*	9,882	236,773
STERIS PLC	5,692	441,472
Teleflex Inc	3,315	663,066
Tenet Healthcare Corp*	6,678	110,454
Tootsie Roll Industries Inc	2,087	72,419
TreeHouse Foods Inc*	4,336	334,652
United Natural Foods Inc*	4,779	190,873
United Therapeutics Corp*	3,201	386,969
VCA Inc*	6,094	561,440
WellCare Health Plans Inc*	3,368	578,622
West Pharmaceutical Services Inc	5,531	536,618
WEX Inc*	2,900	296,264
Total Consumer, Non-Cyclical		20,307,402

Energy (3.21%)
CONSOL Energy Inc*	13,127	190,473
Diamond Offshore Drilling Inc*	4,925	56,884
Dril-Quip Inc*	2,847	141,211
Energen Corp*	7,013	400,022
Ensco PLC	20,185	125,954
First Solar Inc*	6,026	232,061
Gulfport Energy Corp*	7,290	104,612
HollyFrontier Corp	12,897	308,238
Murphy USA Inc*	2,631	178,987
Nabors Industries Ltd	18,797	165,414
NOW Inc*	7,894	130,330
Oceaneering International Inc	7,433	181,217
Oil States International Inc*	5,094	149,000
Patterson-UTI Energy Inc	12,375	263,835
PBF Energy Inc	7,881	152,261
QEP Resources Inc*	16,638	166,380
Rowan Cos Plc*	9,664	116,355
SM Energy Co	6,497	110,254
Southwestern Energy Co*	35,965	217,948
Superior Energy Services Inc*	9,508	98,598
Western Refining Inc	6,095	220,639
WPX Energy Inc*	29,753	321,927
Total Energy		4,032,600

Financial (24.01%)
Banks (7.46%)
Associated Banc-Corp	11,169	266,381
BancorpSouth Inc	6,540	187,698
Bank of Hawaii Corp	3,239	251,767
Bank of the Ozarks	6,111	270,106
Cathay General Bancorp	5,662	201,001
Chemical Financial Corp	5,278	237,352
Commerce Bancshares Inc/MO	6,581	352,281
Cullen/Frost Bankers Inc	4,294	393,588
East West Bancorp Inc	10,821	592,233
First Horizon National Corp	17,814	301,769
FNB Corp/PA	24,592	324,614
Fulton Financial Corp	13,099	229,233
Hancock Holding Co	6,375	294,525
International Bancshares Corp	4,432	146,921
MB Financial Inc	5,441	224,060
PacWest Bancorp	9,275	432,864
PrivateBancorp Inc	5,462	325,481
Prosperity Bancshares Inc	5,337	334,310
Signature Bank/New York NY*	4,076	582,950
SVB Financial Group*	3,920	668,360
Synovus Financial Corp	9,266	378,794
TCF Financial Corp	16,020	241,261
Texas Capital Bancshares Inc*	3,782	277,599
Trustmark Corp	5,160	156,916
UMB Financial Corp	3,300	231,099
Umpqua Holdings Corp	16,854	285,591
United Bankshares Inc/WV	8,082	309,137
Valley National Bancorp	22,192	250,326
Webster Financial Corp	6,910	336,655
Wintrust Financial Corp	4,053	278,684
		9,363,556
Diversified Finan Service (1.64%)
Eaton Vance Corp	8,639	402,318
Federated Investors Inc	7,087	188,231
Janus Henderson Group PLC*	5,020	157,013
Legg Mason Inc	6,940	255,878
SEI Investments Co	10,244	513,122
SLM Corp*	32,515	337,831
Stifel Financial Corp*	4,809	205,008
		2,059,401
Insurance (4.88%)
Alleghany Corp*	1,167	685,426
American Financial Group Inc/OH	5,380	537,193
Aspen Insurance Holdings Ltd	4,538	230,530
Brown & Brown Inc	8,689	377,363
CNO Financial Group Inc	13,076	267,927
Everest Re Group Ltd	3,082	784,831
First American Financial Corp	8,355	363,610
Genworth Financial Inc*	37,014	135,471
Hanover Insurance Group Inc/The	3,199	266,765
Kemper Corp	3,706	141,384
Mercury General Corp	2,760	154,560
Old Republic International Corp	18,477	365,475
Primerica Inc	3,492	252,122
Reinsurance Group of America Inc	4,912	611,593
RenaissanceRe Holdings Ltd	3,070	438,580
WR Berkley Corp	7,345	506,732
		6,119,562
Real Estate (9.48%)
Alexander & Baldwin Inc	3,496	139,910
Jones Lang LaSalle Inc	3,533	407,956
American Campus Communities Inc	9,815	465,820
Camden Property Trust	6,565	546,930
Care Capital Properties Inc	5,644	148,381
CoreCivic Inc	8,980	258,175
Corporate Office Properties Trust	8,366	282,185
Cousins Properties Inc	25,361	217,090
CyrusOne Inc	6,021	338,741
DCT Industrial Trust Inc	6,212	327,435
Douglas Emmett Inc	10,862	412,322
Duke Realty Corp	26,670	764,629
Education Realty Trust Inc	4,640	177,758
EPR Properties	4,422	313,564
First Industrial Realty Trust Inc	8,145	235,228
GEO Group Inc/The	9,203	275,538
Healthcare Realty Trust Inc	7,860	261,424
Highwoods Properties Inc	7,529	379,462
Hospitality Properties Trust	12,412	358,955
Kilroy Realty Corp	6,874	503,314
Lamar Advertising Co	6,070	424,961
LaSalle Hotel Properties	8,554	243,361
Liberty Property Trust	11,048	453,962
Life Storage Inc	3,438	257,506
Mack-Cali Realty Corp	8,623	229,458
Medical Properties Trust Inc	27,660	358,197
National Retail Properties Inc	10,988	421,610
Omega Healthcare Investors Inc	15,260	477,943
Potlatch Corp	4,184	191,418
Quality Care Properties Inc*	6,748	114,176
Rayonier Inc	9,442	265,226
Senior Housing Properties Trust	17,980	380,097
Tanger Factory Outlet Centers Inc	7,221	188,179
Taubman Centers Inc	4,514	276,031
Uniti Group Inc*	9,408	235,294
Urban Edge Properties	8,363	199,374
Washington Prime Group Inc	13,311	101,563
Weingarten Realty Investors	8,880	267,199
		11,900,372
Savings&Loans (0.55%)
New York Community Bancorp Inc	36,916	476,955
Washington Federal Inc	6,781	216,653
		693,608

Total Financial		30,136,499

Industrial (18.63%)
AECOM*	11,777	378,159
AGCO Corp	5,146	329,498
AO Smith Corp	11,151	611,855
AptarGroup Inc	4,737	402,692
Arrow Electronics Inc*	6,784	512,803
Avnet Inc	9,645	353,779
Belden Inc	3,213	228,123
Bemis Co Inc	7,187	320,828
Carlisle Cos Inc	4,884	494,896
Clean Harbors Inc*	3,961	231,362
Cognex Corp	6,475	592,527
Coherent Inc*	1,898	470,989
Crane Co	3,718	288,442
Cree Inc*	7,564	180,364
Curtiss-Wright Corp	3,144	283,054
Donaldson Co Inc	9,971	478,209
Dycom Industries Inc*	2,403	202,309
Eagle Materials Inc	3,522	332,125
EMCOR Group Inc	4,602	290,018
Energizer Holdings Inc	5,949	318,866
EnerSys	3,287	243,435
Esterline Technologies Corp*	2,235	217,801
GATX Corp	3,043	180,998
Genesee & Wyoming Inc*	4,903	321,147
Gentex Corp	21,558	409,171
Graco Inc	4,168	457,938
Granite Construction Inc	3,874	181,536
Greif Inc	1,958	116,403
Hubbell Inc	3,895	451,469
Huntington Ingalls Industries Inc	3,462	677,894
IDEX Corp	5,721	620,557
ITT Inc	6,716	255,275
Jabil Inc	14,253	426,450
KBR Inc	10,499	143,101
Kennametal Inc	6,127	235,706
Keysight Technologies Inc*	12,778	493,742
Kirby Corp*	4,091	271,029
KLX Inc*	4,006	193,850
Knowles Corp*	6,625	113,486
Landstar System Inc	3,187	266,274
Lennox International Inc	2,924	517,840
Lincoln Electric Holdings Inc	4,860	434,387
Littelfuse Inc	1,717	278,068
Louisiana-Pacific Corp*	10,742	239,332
MSA Safety Inc	2,387	193,586
National Instruments Corp	7,974	304,208
Nordson Corp	4,032	467,228
Old Dominion Freight Line Inc	5,248	468,751
Orbital ATK Inc	4,394	446,694
Oshkosh Corp	5,684	358,774
Owens-Illinois Inc*	12,413	280,161
Packaging Corp of America	7,047	719,922
Regal Beloit Corp	3,394	268,805
Silgan Holdings Inc	5,828	185,389
Sonoco Products Co	7,563	383,520
SYNNEX Corp	2,051	228,194
Tech Data Corp*	2,618	253,867
Teledyne Technologies Inc*	2,642	347,449
Terex Corp	8,088	265,125
Timken Co/The	5,307	244,918
Trimble Inc*	18,971	683,715
Trinity Industries Inc	11,596	295,930
Valmont Industries Inc	1,704	249,466
Vishay Intertechnology Inc	10,173	166,329
Wabtec Corp/DE	6,768	553,284
Werner Enterprises Inc	4,592	125,132
Woodward Inc	4,146	282,426
Worthington Industries Inc	3,368	141,355
Zebra Technologies Corp*	4,006	417,986
Total Industrial		23,380,001

Technology (11.43%)
3D Systems Corp*	8,430	172,394
ACI Worldwide Inc*	8,804	201,259
Acxiom Corp*	8,198	214,788
Allscripts Healthcare Solutions Inc*	13,284	151,570
ANSYS Inc*	6,220	785,773
Broadridge Financial Solutions Inc	8,944	678,760
Brocade Communications Systems Inc	33,009	416,904
Cadence Design Systems Inc*	21,599	758,989
Cirrus Logic Inc*	4,718	311,152
CommVault Systems Inc*	3,169	177,860
Convergys Corp	7,214	175,372
Cypress Semiconductor Corp	24,346	340,601
Diebold Nixdorf Inc	6,660	176,157
DST Systems Inc	2,807	339,142
Dun & Bradstreet Corp/The	2,853	298,738
Fair Isaac Corp	1,774	235,339
Fortinet Inc*	11,009	433,094
Integrated Device Technology Inc*	10,215	261,300
IPG Photonics Corp*	2,778	386,253
j2 Global Inc	3,256	275,523
Jack Henry & Associates Inc	5,844	620,691
Leidos Holdings Inc	10,785	599,215
Manhattan Associates Inc*	5,102	238,978
MAXIMUS Inc	4,910	304,813
Microsemi Corp*	8,178	401,622
Monolithic Power Systems Inc	2,786	273,585
MSCI Inc	7,112	723,504
NCR Corp*	9,391	361,835
NetScout Systems Inc*	6,887	252,064
NeuStar Inc*	4,107	136,147
Pitney Bowes Inc	14,120	209,964
PTC Inc*	8,525	490,870
Science Applications International Corp	3,416	259,582
Silicon Laboratories Inc*	3,776	282,445
Synaptics Inc*	2,575	143,067
Take-Two Interactive Software Inc*	7,795	598,188
Teradyne Inc	15,196	540,218
Tyler Technologies Inc*	2,618	447,364
Ultimate Software Group Inc/The*	2,154	475,474
VeriFone Systems Inc*	10,831	198,099
Total Technology		14,348,693

Utilities (5.49%)
Aqua America Inc	13,254	433,273
Atmos Energy Corp	7,768	647,152
Black Hills Corp	4,587	318,980
Great Plains Energy Inc	14,740	423,480
Hawaiian Electric Industries Inc	8,128	269,362
IDACORP Inc	3,765	328,685
MDU Resources Group Inc	14,957	407,279
National Fuel Gas Co	6,396	363,037
New Jersey Resources Corp	5,790	242,601
NorthWestern Corp	3,640	225,534
OGE Energy Corp	15,051	536,267
ONE Gas Inc	3,898	275,394
PNM Resources Inc	5,973	229,961
Southwest Gas Holdings Inc	3,218	256,056
UGI Corp	12,966	663,600
Vectren Corp	6,192	379,817
Westar Energy Inc	10,695	566,300
WGL Holdings Inc	3,860	319,376
Total Utilities		6,886,154

Total Common Stock (Cost $86,090,851)		124,169,422

United States Treasury Bills (0.40%)
TREASURY BILL	500,000	498,571
Total United States Treasury Bills		498,571

Total Investments (Cost $86,589,422) (a) (98.92%)		124,667,993
Other Net Assets (0.68%)		855,026
Net Assets (100.00%)		$125,523,019

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $86,859,689.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	41,418,896
Unrealized depreciation	(3,610,592)
Net unrealized appreciation	37,808,304

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2017:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
7 / JUNE 2017 / Long / CME	1,193,890	1,204,000	$10,110

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Shares	Value
Common Stock (98.53%)

Basic Materials (4.48%)
A Schulman Inc	2,777	81,366
Aceto Corp	2,782	39,365
AdvanSix Inc*	2,911	83,749
AK Steel Holding Corp*	31,274	190,771
American Vanguard Corp	2,434	41,013
Balchem Corp	3,156	248,440
Calgon Carbon Corp	4,715	66,246
Century Aluminum Co*	4,940	71,235
Clearwater Paper Corp*	1,635	75,782
Deltic Timber Corp	1,050	71,253
Hawkins Inc	889	41,827
HB Fuller Co	4,990	253,243
Ingevity Corp*	4,182	247,031
Innophos Holdings Inc	1,783	75,403
Innospec Inc	2,391	153,024
Kaiser Aluminum Corp	1,681	138,447
Koppers Holdings Inc*	1,943	70,045
Kraton Corp*	3,071	99,193
Materion Corp	1,856	63,475
Neenah Paper Inc	1,669	130,182
PH Glatfelter Co	4,023	73,742
Quaker Chemical Corp	1,319	183,855
Rayonier Advanced Materials Inc	4,008	69,699
Schweitzer-Mauduit International Inc	3,051	113,741
Stepan Co	1,933	163,570
US Silica Holdings Inc	7,248	275,424
Total Basic Materials		3,121,121

Communications (4.71%)
8x8 Inc*	9,034	123,314
ADTRAN Inc	4,820	92,785
ATN International Inc	997	65,244
Black Box Corp	1,103	9,045
Blucora Inc*	3,846	78,843
CalAmp Corp*	3,365	63,599
Cincinnati Bell Inc*	3,903	66,351
Cogent Communications Holdings Inc	4,067	160,240
Comtech Telecommunications Corp	2,159	31,154
Consolidated Communications Holdings Inc	4,731	94,242
DHI Group Inc*	3,715	10,588
ePlus Inc*	1,224	96,390
EW Scripps Co/The*	5,565	95,607
FTD Cos Inc*	1,703	29,496
Gannett Co Inc	11,003	86,374
General Communication Inc*	2,942	108,825
Gigamon Inc*	3,050	116,358
Harmonic Inc*	6,732	33,997
HealthStream Inc*	2,362	65,829
Iridium Communications Inc*	7,675	75,983
Liquidity Services Inc*	1,721	10,670
Lumos Networks Corp*	2,194	39,316
NETGEAR Inc*	3,271	137,218
New Media Investment Group Inc	4,876	63,047
NIC Inc	6,163	124,801
Oclaro Inc*	12,578	111,693
Perficient Inc*	3,355	57,941
QuinStreet Inc*	3,564	13,846
Scholastic Corp	2,525	107,388
Shutterfly Inc*	3,272	161,931
Shutterstock Inc*	1,885	87,766
Spok Holdings Inc	1,924	33,478
Stamps.com Inc*	1,556	214,572
TiVo Corp	12,011	213,796
VASCO Data Security International Inc*	2,814	38,552
Viavi Solutions Inc*	22,881	256,954
World Wrestling Entertainment Inc	3,586	73,190
XO Group Inc*	2,315	38,221
Total Communications		3,288,644

Consumer, Cyclical (15.73%)
Abercrombie & Fitch Co	6,591	86,935
Allegiant Travel Co	1,305	178,785
American Axle & Manufacturing Holdings Inc*	8,182	123,630
American Woodmark Corp*	1,386	128,621
Anixter International Inc*	2,829	213,590
Asbury Automotive Group Inc*	2,129	119,118
Ascena Retail Group Inc*	16,548	29,290
Barnes & Noble Education Inc*	3,275	31,080
Barnes & Noble Inc	4,767	31,939
Belmond Ltd*	8,394	103,666
Big 5 Sporting Goods Corp	1,772	24,631
Biglari Holdings Inc*	103	39,162
BJ's Restaurants Inc*	1,655	74,144
Boyd Gaming Corp	8,199	208,337
Buckle Inc/The	2,729	46,393
Caleres Inc	4,288	117,234
Callaway Golf Co	8,817	112,329
Cato Corp/The	2,492	50,239
Cavco Industries Inc*	839	92,500
Children's Place Inc/The	1,743	188,593
Chuy's Holdings Inc*	1,589	42,744
Cooper-Standard Holdings Inc*	1,758	189,882
Core-Mark Holding Co Inc	4,601	156,664
Crocs Inc*	7,321	50,002
Daktronics Inc	3,984	39,561
Dave & Buster's Entertainment Inc*	3,719	248,057
DineEquity Inc	1,594	72,926
Dorman Products Inc*	3,020	251,868
DSW Inc	6,680	112,424
El Pollo Loco Holdings Inc*	2,051	27,996
Essendant Inc	3,451	55,561
Ethan Allen Interiors Inc	2,402	64,734
Express Inc*	7,585	58,860
EZCORP Inc*	4,843	41,166
Fiesta Restaurant Group Inc*	2,674	58,962
Finish Line Inc/The	3,854	54,380
FirstCash Inc	4,797	257,359
Five Below Inc*	5,452	279,688
Fossil Group Inc*	4,099	44,146
Fox Factory Holding Corp*	3,438	112,938
Francesca's Holdings Corp*	3,753	47,513
Fred's Inc	3,297	45,367
Genesco Inc*	1,901	70,717
Gentherm Inc*	3,634	137,002
G-III Apparel Group Ltd*	4,287	83,897
Group 1 Automotive Inc	1,928	115,969
Guess? Inc	6,053	72,878
Haverty Furniture Cos Inc	1,917	45,912
Hawaiian Holdings Inc*	5,309	265,981
Hibbett Sports Inc*	2,017	46,794
Iconix Brand Group Inc*	5,384	32,250
ILG Inc	10,514	283,247
Installed Building Products Inc*	1,853	91,909
Interface Inc	6,070	124,739
iRobot Corp*	2,706	250,900
Kirkland's Inc*	1,134	10,263
La-Z-Boy Inc	4,599	121,874
LCI Industries	2,459	218,851
LGI Homes Inc*	1,599	51,808
Lithia Motors Inc	2,375	215,769
Lumber Liquidators Holdings Inc*	2,806	81,318
M/I Homes Inc*	2,305	64,978
Marcus Corp/The	1,880	62,040
MarineMax Inc*	2,374	42,851
Marriott Vacations Worldwide Corp	2,422	282,211
MDC Holdings Inc	4,102	138,032
Meritage Homes Corp*	3,559	142,004
Mobile Mini Inc	4,151	116,228
Monarch Casino & Resort Inc*	1,008	30,391
Motorcar Parts of America Inc*	1,857	53,983
Movado Group Inc	1,360	28,696
Nautilus Inc*	2,880	52,272
Ollie's Bargain Outlet Holdings Inc*	4,581	188,508
Oxford Industries Inc	1,411	75,827
Penn National Gaming Inc*	8,216	158,815
Perry Ellis International Inc*	1,141	20,926
PetMed Express Inc	1,968	69,057
Red Robin Gourmet Burgers Inc*	1,277	92,040
Regis Corp*	3,353	31,686
RH*	3,694	207,270
Ruby Tuesday Inc*	4,509	9,920
Ruth's Hospitality Group Inc	2,946	63,634
ScanSource Inc*	2,508	95,304
Scientific Games Corp*	5,078	117,810
Select Comfort Corp*	4,267	122,890
Shake Shack Inc*	1,691	62,601
Shoe Carnival Inc	1,254	25,644
SkyWest Inc	5,150	176,645
Sonic Automotive Inc	2,552	47,978
Sonic Corp	4,191	122,461
Standard Motor Products Inc	1,887	91,821
Stein Mart Inc	2,099	3,065
Steven Madden Ltd*	5,354	210,145
Superior Industries International Inc	2,154	42,003
Tailored Brands Inc	4,698	49,893
Tile Shop Holdings Inc	3,275	64,354
Titan International Inc	4,154	43,077
Tuesday Morning Corp*	2,971	5,051
Unifi Inc*	1,518	42,717
UniFirst Corp/MA	1,533	217,226
Universal Electronics Inc*	1,358	87,727
Vera Bradley Inc*	1,892	17,804
Veritiv Corp*	1,144	50,565
Vista Outdoor Inc*	5,502	115,432
Vitamin Shoppe Inc*	2,435	28,246
Wabash National Corp	5,957	119,080
William Lyon Homes*	2,265	51,302
Wingstop Inc*	2,683	76,492
Winnebago Industries Inc	2,474	60,613
Wolverine World Wide Inc	9,450	245,700
Zumiez Inc*	1,661	23,669
Total Consumer, Cyclical		10,983,776

Consumer, Non-Cyclical (19.54%)
Abaxis Inc	2,239	108,368
ABM Industries Inc	5,518	237,495
Acorda Therapeutics Inc*	4,239	58,498
Albany Molecular Research Inc*	2,263	44,038
Almost Family Inc*	1,184	67,962
AMAG Pharmaceuticals Inc*	3,411	59,010
Amedisys Inc*	2,771	166,038
American Public Education Inc*	1,343	29,546
AMN Healthcare Services Inc*	4,741	171,861
Amphastar Pharmaceuticals Inc*	3,566	60,872
Analogic Corp	1,237	88,940
Andersons Inc/The	2,428	85,223
AngioDynamics Inc*	3,432	51,755
ANI Pharmaceuticals Inc*	789	34,471
Anika Therapeutics Inc*	1,454	67,277
B&G Foods Inc	6,604	267,792
BioTelemetry Inc*	2,681	77,347
Bob Evans Farms Inc/DE	1,963	138,215
Brink's Co/The	4,474	282,309
Calavo Growers Inc	1,434	97,082
Cal-Maine Foods Inc*	2,954	109,889
Cambrex Corp*	3,213	172,859
Cantel Medical Corp	3,605	280,541
Capella Education Co	1,147	99,273
Cardtronics PLC*	4,527	155,050
Career Education Corp*	5,984	56,489
CDI Corp*	1,083	6,552
Central Garden & Pet Co*	829	24,804
Central Garden & Pet Co*	3,166	91,529
Chemed Corp	1,620	331,549
Coca-Cola Bottling Co Consolidated	446	101,572
Community Health Systems Inc*	11,035	97,660
CONMED Corp	2,461	124,945
CorVel Corp*	969	45,155
Cross Country Healthcare Inc*	2,732	31,555
CryoLife Inc*	2,477	45,205
Cytokinetics Inc*	4,081	55,298
Darling Ingredients Inc*	16,364	256,424
Depomed Inc*	5,699	59,726
Diplomat Pharmacy Inc*	4,311	73,891
Eagle Pharmaceuticals Inc/DE*	805	58,725
Emergent BioSolutions Inc*	3,436	109,711
Enanta Pharmaceuticals Inc*	1,283	38,593
Ensign Group Inc/The	4,753	87,360
Forrester Research Inc	996	39,242
Green Dot Corp*	4,428	162,685
Haemonetics Corp*	5,166	210,669
Healthcare Services Group Inc	7,233	346,244
HealthEquity Inc*	4,364	199,871
Heidrick & Struggles International Inc	1,846	39,781
Heska Corp*	616	60,775
HMS Holdings Corp*	8,301	151,244
ICU Medical Inc*	1,474	237,756
Impax Laboratories Inc*	6,867	104,722
Innoviva Inc*	7,702	94,118
Inogen Inc*	1,607	142,444
Insperity Inc	1,856	140,035
Integer Holdings Corp*	2,740	108,778
Integra LifeSciences Holdings Corp*	5,938	298,978
Inter Parfums Inc	1,699	59,125
Invacare Corp	2,936	41,544
J&J Snack Foods Corp	1,486	193,329
John B Sanfilippo & Son Inc	861	55,767
Kelly Services Inc	2,711	62,977
Kindred Healthcare Inc	8,030	78,694
Korn/Ferry International	5,704	183,155
Landauer Inc	955	46,652
Lannett Co Inc*	2,918	58,652
Lantheus Holdings Inc*	2,369	39,325
LeMaitre Vascular Inc	1,253	38,292
LendingTree Inc*	717	111,565
LHC Group Inc*	1,403	84,461
Ligand Pharmaceuticals Inc*	1,885	204,108
LSC Communications Inc	3,223	68,553
Luminex Corp	3,649	73,929
Magellan Health Inc*	2,344	161,150
Matthews International Corp	3,204	204,255
Medicines Co/The*	7,091	282,009
Medifast Inc	1,106	46,021
Meridian Bioscience Inc	3,910	53,958
Merit Medical Systems Inc*	4,883	173,347
MiMedx Group Inc*	9,948	136,089
Momenta Pharmaceuticals Inc*	6,424	93,148
Monro Muffler Brake Inc	3,235	160,456
Myriad Genetics Inc*	6,576	133,822
Natus Medical Inc*	3,265	110,684
Navigant Consulting Inc*	4,384	85,444
Nektar Therapeutics*	15,283	303,826
Neogen Corp*	3,772	238,730
Nutrisystem Inc	2,854	148,551
On Assignment Inc*	4,812	252,149
OraSure Technologies Inc*	5,326	80,263
Orthofix International NV*	1,720	71,672
PharMerica Corp*	2,861	70,667
Phibro Animal Health Corp	1,840	64,860
Progenics Pharmaceuticals Inc*	6,744	42,959
Providence Service Corp/The*	1,210	56,555
Quorum Health Corp*	2,753	10,379
Rent-A-Center Inc/TX	5,285	60,302
Repligen Corp*	3,362	131,925
Resources Connection Inc	2,990	37,525
RR Donnelley & Sons Co	6,596	78,624
Sanderson Farms Inc	1,988	235,976
SciClone Pharmaceuticals Inc*	4,692	44,574
Select Medical Holdings Corp*	10,677	143,072
Seneca Foods Corp*	660	20,328
SpartanNash Co	3,727	111,065
Spectrum Pharmaceuticals Inc*	6,375	36,083
Strayer Education Inc	963	85,177
Sucampo Pharmaceuticals Inc*	2,395	23,950
Supernus Pharmaceuticals Inc*	4,979	187,210
SUPERVALU Inc*	25,986	100,046
Surmodics Inc*	1,229	29,988
Team Inc*	2,930	75,155
Tivity Health Inc*	3,326	112,918
TrueBlue Inc*	3,979	106,836
Universal Corp/VA	2,510	166,664
US Physical Therapy Inc	1,244	78,683
Varex Imaging Corp*	3,617	124,244
Viad Corp	1,887	83,311
WD-40 Co	1,342	141,849
Total Consumer, Non-Cyclical		13,642,423

Energy (2.45%)
Archrock Inc	6,587	69,164
Atwood Oceanics Inc*	6,906	69,336
Bill Barrett Corp*	7,117	24,625
Bristow Group Inc	2,639	17,285
CARBO Ceramics Inc*	1,539	11,650
Carrizo Oil & Gas Inc*	6,082	133,439
Cloud Peak Energy Inc*	7,447	25,245
Contango Oil & Gas Co*	2,258	13,909
Denbury Resources Inc*	38,435	58,806
Era Group Inc*	1,546	13,002
Exterran Corp*	2,938	82,852
Flotek Industries Inc*	5,110	50,487
FutureFuel Corp	2,258	30,573
Geospace Technologies Corp*	1,047	15,695
Green Plains Inc	3,350	71,523
Gulf Island Fabrication Inc	900	8,325
Helix Energy Solutions Group Inc*	12,478	62,140
Matrix Service Co*	2,446	19,935
Newpark Resources Inc*	7,931	58,689
Noble Corp plc	25,150	101,858
Northern Oil and Gas Inc*	4,291	7,080
PDC Energy Inc*	5,553	275,762
Pioneer Energy Services Corp*	7,129	17,466
REX American Resources Corp*	531	50,509
SEACOR Holdings Inc*	1,507	92,243
SRC Energy Inc*	19,937	137,167
SunCoke Energy Inc*	5,562	48,612
Tesco Corp*	4,255	19,786
TETRA Technologies Inc*	10,727	33,146
Unit Corp*	4,869	86,814
Total Energy		1,707,123

Financial (22.04%)
Acadia Realty Trust	8,415	228,467
Agree Realty Corp	2,475	112,687
American Assets Trust Inc	4,059	158,504
American Equity Investment Life Holding Co	8,770	219,776
Ameris Bancorp	3,643	157,924
AMERISAFE Inc	1,791	92,774
Apollo Commercial Real Estate Finance Inc	7,804	144,062
Astoria Financial Corp	9,051	167,625
Banc of California Inc	4,925	99,978
Bank Mutual Corp	3,500	30,975
Banner Corp	2,605	139,862
BofI Holding Inc*	5,728	127,162
Boston Private Financial Holdings Inc	8,332	120,814
Brookline Bancorp Inc	7,524	103,831
Capstead Mortgage Corp	9,068	95,577
CareTrust REIT Inc	6,578	120,049
CBL & Associates Properties Inc	16,968	130,484
Cedar Realty Trust Inc	7,158	35,718
Central Pacific Financial Corp	3,057	92,474
Chesapeake Lodging Trust	5,971	137,632
City Holding Co	1,547	97,600
Columbia Banking System Inc	5,779	212,147
Community Bank System Inc	4,425	237,888
CoreSite Realty Corp	3,370	354,794
Customers Bancorp Inc*	2,828	79,043
CVB Financial Corp	10,017	203,345
DiamondRock Hospitality Co	19,890	220,580
Dime Community Bancshares Inc	2,890	54,910
EastGroup Properties Inc	3,309	269,485
eHealth Inc*	1,639	30,026
Employers Holdings Inc	3,193	127,880
Encore Capital Group Inc*	2,204	79,785
Enova International Inc*	1,954	25,988
Evercore Partners Inc	3,893	263,945
Fidelity Southern Corp	1,943	41,561
Financial Engines Inc	5,687	215,537
First BanCorp/Puerto Rico*	15,550	80,705
First Commonwealth Financial Corp	8,708	106,934
First Financial Bancorp	6,159	154,283
First Financial Bankshares Inc	6,569	251,264
First Midwest Bancorp Inc/IL	8,053	178,454
Forestar Group Inc*	3,272	46,299
Four Corners Property Trust Inc	5,684	139,940
Franklin Street Properties Corp	10,054	113,108
Getty Realty Corp	2,679	67,377
Glacier Bancorp Inc	7,602	245,241
Government Properties Income Trust	7,067	152,647
Great Western Bancorp Inc	5,831	220,762
Greenhill & Co Inc	2,575	52,144
Hanmi Financial Corp	3,211	85,413
HCI Group Inc	756	33,619
Hersha Hospitality Trust	4,041	75,203
HFF Inc	3,494	108,978
Home BancShares Inc/AR	12,540	293,561
HomeStreet Inc*	2,502	67,054
Hope Bancorp Inc	12,630	219,888
Horace Mann Educators Corp	4,007	153,268
Independent Bank Corp/Rockland MA	2,686	162,369
Infinity Property & Casualty Corp	1,035	99,101
Interactive Brokers Group Inc	6,754	235,580
INTL. FCStone Inc*	1,498	51,771
Investment Technology Group Inc	3,137	62,520
Kite Realty Group Trust	8,300	149,151
LegacyTexas Financial Group Inc	4,139	145,776
Lexington Realty Trust	21,492	206,538
LTC Properties Inc	3,932	189,522
Maiden Holdings Ltd	6,878	72,563
National Bank Holdings Corp	2,643	80,664
Navigators Group Inc/The	2,201	116,653
NBT Bancorp Inc	4,311	151,489
Northfield Bancorp Inc	4,483	73,790
Northwest Bancshares Inc	10,116	155,685
OFG Bancorp	4,362	40,785
Old National Bancorp/IN	13,428	212,162
Opus Bank	1,640	35,260
Oritani Financial Corp	3,530	58,422
Parkway Inc	4,126	82,272
Pennsylvania Real Estate Investment Trust	6,532	69,892
Pinnacle Financial Partners Inc	4,647	279,517
Piper Jaffray Cos	1,416	83,048
PRA Group Inc*	4,604	160,219
ProAssurance Corp	5,285	314,722
Provident Financial Services Inc	6,007	140,203
PS Business Parks Inc	1,941	245,109
Ramco-Gershenson Properties Trust	8,160	102,734
RE/MAX Holdings Inc	1,645	87,432
Retail Opportunity Investments Corp	10,858	214,554
RLI Corp	3,800	211,052
S&T Bancorp Inc	3,468	115,727
Sabra Health Care REIT Inc	6,486	151,967
Safety Insurance Group Inc	1,334	88,778
Saul Centers Inc	1,169	66,984
Selective Insurance Group Inc	5,782	295,460
ServisFirst Bancshares Inc	4,403	150,759
Simmons First National Corp	2,958	150,119
Southside Bancshares Inc	2,701	87,940
Sterling Bancorp/DE	13,470	288,932
Stewart Information Services Corp	2,175	98,397
Summit Hotel Properties Inc	9,290	166,291
Tompkins Financial Corp	1,219	92,412
TrustCo Bank Corp NY	8,756	64,357
United Community Banks Inc/GA	7,049	181,653
United Fire Group Inc	2,014	87,106
United Insurance Holdings Corp	1,777	28,841
Universal Health Realty Income Trust	1,242	89,101
Universal Insurance Holdings Inc	3,014	74,295
Urstadt Biddle Properties Inc	2,716	50,844
Virtus Investment Partners Inc	643	64,750
Waddell & Reed Financial Inc	8,372	140,147
WageWorks Inc*	3,672	259,794
Walker & Dunlop Inc*	2,755	128,686
Westamerica Bancorporation	2,609	133,868
WisdomTree Investments Inc	11,401	108,424
World Acceptance Corp*	687	53,668
Total Financial		15,386,886

Industrial (17.36%)
AAON Inc	3,922	141,878
AAR Corp	3,171	110,795
Actuant Corp	5,880	152,586
Advanced Energy Industries Inc*	3,947	303,643
Aegion Corp*	3,357	66,435
Aerojet Rocketdyne Holdings Inc*	7,431	162,739
Aerovironment Inc*	1,924	59,721
Alamo Group Inc	937	79,767
Albany International Corp	2,871	138,669
Apogee Enterprises Inc	2,845	151,582
Applied Industrial Technologies Inc	3,873	239,158
Applied Optoelectronics Inc*	1,725	120,440
ArcBest Corp	2,196	41,285
Astec Industries Inc	1,900	106,343
Atlas Air Worldwide Holdings Inc*	2,496	121,555
Axon Enterprise Inc*	5,194	124,708
AZZ Inc	2,578	139,857
Badger Meter Inc	2,727	106,898
Barnes Group Inc	4,973	281,422
Bel Fuse Inc	579	13,896
Benchmark Electronics Inc*	4,930	159,239
Boise Cascade Co*	3,579	96,454
Brady Corp	4,730	169,807
Briggs & Stratton Corp	4,252	101,113
Chart Industries Inc*	3,048	104,699
CIRCOR International Inc	1,626	104,812
Comfort Systems USA Inc	3,696	127,327
CTS Corp	3,041	64,013
Cubic Corp	2,477	114,809
DXP Enterprises Inc/TX*	1,415	50,699
Echo Global Logistics Inc*	2,538	47,334
Electro Scientific Industries Inc*	3,245	27,128
Encore Wire Corp	2,060	85,181
EnPro Industries Inc	2,127	142,105
ESCO Technologies Inc	2,555	147,168
Exponent Inc	2,543	150,800
Fabrinet*	3,546	124,926
FARO Technologies Inc*	1,657	57,581
Federal Signal Corp	5,933	93,029
Forward Air Corp	3,003	156,546
Franklin Electric Co Inc	3,824	146,077
General Cable Corp	4,571	75,650
Gibraltar Industries Inc*	3,137	97,561
Greenbrier Cos Inc/The	2,818	124,697
Griffon Corp	3,366	73,042
Harsco Corp*	7,483	111,497
Haynes International Inc	1,242	44,464
Heartland Express Inc	3,991	77,625
Hillenbrand Inc	6,327	225,874
Hornbeck Offshore Services Inc*	2,592	4,355
Hub Group Inc*	3,325	119,201
II-VI Inc*	5,407	162,210
Insteel Industries Inc	1,735	55,104
Itron Inc*	3,312	224,057
John Bean Technologies Corp	3,125	269,688
Kaman Corp	2,691	130,002
KapStone Paper and Packaging Corp	8,741	184,697
Knight Transportation Inc	6,623	220,877
Lindsay Corp	1,030	87,941
LSB Industries Inc*	1,435	12,614
Lydall Inc*	1,587	80,064
Marten Transport Ltd	2,302	56,975
Matson Inc	4,283	125,321
Methode Electronics Inc	3,654	146,708
Moog Inc*	3,202	224,268
Mueller Industries Inc	5,722	161,818
Multi-Color Corp	1,236	106,172
Myers Industries Inc	1,890	31,941
MYR Group Inc*	1,615	47,416
National Presto Industries Inc	461	49,073
Olympic Steel Inc	904	14,889
Orion Group Holdings Inc*	1,870	13,333
OSI Systems Inc*	1,806	143,017
Park Electrochemical Corp	1,665	28,139
Patrick Industries Inc*	1,583	104,795
PGT Innovations Inc*	4,867	55,727
Plexus Corp*	3,347	173,977
Powell Industries Inc	737	24,269
Proto Labs Inc*	2,424	155,136
Quanex Building Products Corp	3,418	70,411
Raven Industries Inc	3,584	121,318
Roadrunner Transportation Systems Inc*	3,008	19,101
Rogers Corp*	1,791	190,222
Saia Inc*	2,527	116,747
Sanmina Corp*	7,381	270,145
Simpson Manufacturing Co Inc	4,024	161,684
SPX Corp*	4,195	101,058
SPX FLOW Inc*	4,202	156,861
Standex International Corp	1,191	104,689
Sturm Ruger & Co Inc	1,780	113,386
Tennant Co	1,758	123,060
Tetra Tech Inc	5,694	261,639
TimkenSteel Corp*	3,578	46,872
TopBuild Corp*	3,747	200,652
Tredegar Corp	2,521	39,832
Trex Co Inc*	2,919	187,604
Triumph Group Inc	4,765	155,339
TTM Technologies Inc*	7,949	129,092
Universal Forest Products Inc	2,021	177,707
US Concrete Inc*	1,453	96,043
US Ecology Inc	2,034	101,751
Vicor Corp*	1,588	26,917
Watts Water Technologies Inc	2,763	171,582
Total Industrial		12,122,130

Technology (9.40%)
Agilysys Inc*	1,424	14,112
Blackbaud Inc	4,722	390,651
Bottomline Technologies de Inc*	3,757	93,963
Brooks Automation Inc	6,906	190,260
Cabot Microelectronics Corp	2,486	187,668
CACI International Inc*	2,423	298,271
CEVA Inc*	1,957	82,683
Cohu Inc	2,289	41,957
Computer Programs & Systems Inc	1,062	35,471
Cray Inc*	4,047	71,834
CSG Systems International Inc	3,263	130,161
Digi International Inc*	2,432	23,226
Diodes Inc*	3,601	92,222
Donnelley Financial Solutions Inc*	2,482	56,540
DSP Group Inc*	2,148	25,454
Ebix Inc	2,228	123,320
Electronics For Imaging Inc*	4,613	218,748
Engility Holdings Inc*	1,753	46,156
ExlService Holdings Inc*	3,328	174,287
Insight Enterprises Inc*	3,525	146,429
Kopin Corp*	6,036	20,824
Kulicke & Soffa Industries Inc*	7,049	156,135
LivePerson Inc*	5,298	50,596
Lumentum Holdings Inc*	5,510	314,346
ManTech International Corp/VA	2,349	89,967
MaxLinear Inc*	5,315	165,562
Medidata Solutions Inc*	5,446	387,646
Mercury Systems Inc*	4,763	189,425
MicroStrategy Inc*	933	170,142
MKS Instruments Inc	5,347	437,117
Monotype Imaging Holdings Inc	3,836	74,994
MTS Systems Corp	1,561	80,938
Nanometrics Inc*	2,280	63,384
Omnicell Inc*	3,671	146,473
Power Integrations Inc	2,922	195,628
Progress Software Corp	4,841	141,357
Quality Systems Inc*	4,286	65,833
Qualys Inc*	2,925	122,850
Rambus Inc*	11,045	130,773
Rudolph Technologies Inc*	2,887	68,999
Semtech Corp*	6,521	249,102
SPS Commerce Inc*	1,706	99,221
Super Micro Computer Inc*	3,742	92,053
Sykes Enterprises Inc*	3,693	123,088
Synchronoss Technologies Inc*	3,896	49,791
TeleTech Holdings Inc	1,570	66,804
Veeco Instruments Inc*	4,631	145,632
Virtusa Corp*	2,554	74,117
Xperi Corp	4,873	149,357
Total Technology		6,565,567

Utilities (2.82%)
ALLETE Inc	4,972	364,895
American States Water Co	3,634	166,401
Avista Corp	6,389	273,705
California Water Service Group	4,766	165,142
El Paso Electric Co	4,029	217,566
Northwest Natural Gas Co	2,844	174,195
South Jersey Industries Inc	7,895	287,457
Spire Inc	4,544	321,942
Total Utilities		1,971,303

Total Common Stock (Cost $52,660,265)		68,788,973

United States Treasury Bills (0.29%)
TREASURY BILL	200,000	199,428
Total United States Treasury Bills		199,428

Total Investments (Cost $52,859,693) (a) (98.82%)		68,988,401
Other Net Assets (1.18%)		822,822
Net Assets (100.00%)		69,811,222

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $52,885,144.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	20,074,942
Unrealized depreciation	(3,971,685)
Net unrealized appreciation	16,103,257

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2017:
Contracts - $50 times premium / delivery month / commitment / exchange
Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Depreciation
14 / JUNE 2017 / Long / CME	971,630	958,370	(13,260)

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Shares	Value
Common Stock (75.23%)

Basic Materials (3.38%)
EI du Pont de Nemours & Co	2,286	180,411
PPG Industries Inc	31,000	3,297,160
Praxair Inc	15,167	2,006,442
Sensient Technologies Corp	8,500	682,465
Total Basic Materials		6,166,478

Communications (2.38%)
AT&T Inc	57,669	2,221,987
Verizon Communications Inc	45,542	2,124,079
Total Communications		4,346,066

Consumer, Cyclical (7.91%)
Ford Motor Co	762,700	8,481,224
McDonald's Corp	18,268	2,756,459
Target Corp	43,339	2,390,146
Walgreens Boots Alliance Inc	10,000	810,200
Total Consumer, Cyclical		14,438,029

Consumer, Non-Cyclical (15.71%)
Abbott Laboratories	27,810	1,269,805
AbbVie Inc	21,110	1,393,682
Aetna Inc	1,984	287,402
AmerisourceBergen Corp	22,912	2,102,634
Anthem Inc	3,300	601,755
Baxter International Inc	26	1,542
Celgene Corp	35,214	4,028,834
Colgate-Palmolive Co	20,400	1,557,744
Conagra Brands Inc	42,450	1,636,023
Danaher Corp	4,300	365,242
Gilead Sciences Inc	51,200	3,322,368
Kimberly-Clark Corp	1,800	233,514
Lamb Weston Holdings Inc	14,149	656,655
Merck & Co Inc	25,200	1,640,772
Moody's Corp	992	117,502
Procter & Gamble Co/The	4,580	403,452
Reynolds American Inc	7,168	482,048
Shire PLC	7,085	1,223,721
Sprouts Farmers Market Inc	260,000	6,229,600
Tyson Foods Inc	20,000	1,146,800
Total Consumer, Non-Cyclical		28,701,095

Energy (10.84%)
Anadarko Petroleum Corp	21,340	1,078,310
Baker Hughes a GE Co LLC	27,455	1,514,143
BP PLC	78,914	2,852,741
Chevron Corp	36,724	3,800,200
ConocoPhillips	19,648	878,069
Devon Energy Corp	10,652	361,955
Enbridge Inc	11,808	454,726
Exxon Mobil Corp	43,236	3,480,498
Royal Dutch Shell PLC	35,889	1,952,720
Schlumberger Ltd	49,100	3,416,869
Total Energy		19,790,231

Financial (18.31%)
Arthur J Gallagher & Co	32,400	1,838,052
Aspen Insurance Holdings Ltd	26,315	1,336,802
Bank of America Corp	140,000	3,137,400
Bank of New York Mellon Corp/The	21,450	1,010,724
BlackRock Inc	6,300	2,578,212
Citigroup Inc	30,000	1,816,200
Goldman Sachs Group Inc/The	15,850	3,348,471
Intercontinental Exchange Inc	22,520	1,355,479
JPMorgan Chase & Co	71,020	5,834,293
Morgan Stanley	47,050	1,963,867
Principal Financial Group Inc	13,650	858,722
State Street Corp	9,600	782,016
US Bancorp	60,600	3,083,934
Wells Fargo & Co	87,889	4,494,643
Total Financial		33,438,815

Industrial (6.07%)
Agilent Technologies Inc	870	52,496
Boeing Co/The	12,000	2,251,560
Caterpillar Inc	19,742	2,081,399
Fortive Corp	12,800	799,360
Northrop Grumman Corp	8,600	2,229,292
Rockwell Collins Inc	1,400	152,670
Seaspan Corp	25,000	129,750
Union Pacific Corp	7,650	843,795
United Parcel Service Inc	8,160	864,715
United Technologies Corp	13,900	1,685,792
Total Industrial		11,090,829

Technology (7.16%)
Analog Devices Inc	10,696	917,289
Dell Technologies Inc Class V	3,312	229,820
DXC Technology Co	4,294	332,871
Hewlett Packard Enterprise Co	50,000	940,500
International Business Machines Corp	4,760	726,519
Microsoft Corp	37,133	2,593,369
Oracle Corp	45,130	2,048,451
Paychex Inc	34,000	2,013,820
QUALCOMM Inc	33,575	1,922,840
Taiwan Semiconductor Manufacturing Co Ltd	30,000	1,060,800
Texas Instruments Inc	3,500	288,715
Total Technology		13,074,994

Utilities (3.47%)
Consolidated Edison Inc	21,200	1,755,148
DTE Energy Co	4,700	514,744
Duke Energy Corp	8,099	693,922
Exelon Corp	18,746	680,667
FirstEnergy Corp	23,574	689,304
NextEra Energy Inc	7,500	1,060,800
Sempra Energy	8,050	937,745
Total Utilities		6,332,330

Total Common Stock (Cost $77,751,866)		137,378,867

Preferred Stock (0.55%)
Amerityre Corp	2,000,000	1,000,000
Total Preferred Stock (Cost $2,000,000)		1,000,000

United States Treasury Bills (20.37%)
TREASURY BILL	37,300,000	37,194,882
Total United States Treasury Bills		37,194,882

Total Investments (Cost $116,946,748) (a) (96.15%)		175,573,749
Other Net Assets (3.85%)		7,032,145
Net Assets (100.00%)		182,605,894

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At May 31, 2017, the fair value was $1,000,000, or 0.55% of net assets.

(a) Aggregate cost for federal income tax purpose is $117,408,155.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	61,048,175
Unrealized depreciation	(2,882,581)
Net unrealized appreciation	58,165,594

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SCHEDULE OF SECURITIES SOLD SHORT
Written Call Options
	Expiration Date	Exercise Price	Contracts	Value
Bank of New York Mellon Corp/The	6/16/2017	48.00	(64)	(1,984)
Caterpillar Inc	7/21/2017	100.00	(58)	(38,570)
Citigroup Inc	7/21/2017	62.50	(87)	(9,657)
Colgate-Palmolive Co	8/18/2017	75.00	(41)	(20,090)
Intercontinental Exchange Inc	6/16/2017	62.00	(66)	(990)
Microsoft Corp	6/16/2017	67.50	(100)	(26,100)
PPG Industries Inc	8/18/2017	105.00	(36)	(16,380)
Total Written Call Options				(113,771)
Premiums Received $100,827

(c) A portion of these shares have been pledged in connection with obligations for options contracts.

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Shares	Value
Common Stock (89.84%)

Basic Materials (4.74%)
BASF SE	3,488	329,442
BHP Billiton Ltd	1,900	66,671
Rio Tinto PLC	3,600	145,116
South32 Ltd	760	7,456
Total Basic Materials		548,685

Communications (4.30%)
Deutsche Telekom AG	11,525	221,741
Telefonica SA	24,558	275,541
Total Communications		497,282

Consumer, Cyclical (6.52%)
Daimler AG	3,835	278,805
LVMH Moet Hennessy Louis Vuitton SE	9,300	475,974
Total Consumer, Cyclical		754,779

Consumer, Non-Cyclical (39.98%)
Agriculture (3.86%)
British American Tobacco PLC	6,200	447,144
		447,144
Beverages (6.62%)
Anheuser-Busch InBev SA/NV	3,700	432,715
Diageo PLC	2,735	333,451
		766,166
Cosmetics/Personal Care (3.19%)
Unilever NV	6,508	369,524
		369,524
Food (5.53%)
Nestle SA	7,512	639,722
		639,722
Pharmaceuticals (20.78%)
Bayer AG	4,115	546,266
GlaxoSmithKline PLC	8,050	356,052
Novartis AG	7,157	585,228
Roche Holding AG	15,564	535,090
Sanofi	7,700	381,843
		2,404,479

Total Consumer, Non-Cyclical		4,627,035

Energy (8.75%)
Eni SpA	7,482	238,377
Royal Dutch Shell PLC	7,621	414,659
TOTAL SA	6,884	360,033
Total Energy		1,013,069

Financial (17.52%)
Allianz SE	18,157	349,522
AXA SA	18,984	509,720
Banco Bilbao Vizcaya Argentaria SA	15,839	130,196
Banco Santander SA	51,573	337,287
BNP Paribas SA	5,452	192,674
Deutsche Bank AG	3,484	60,900
HSBC Holdings PLC	2,540	110,465
ING Groep NV	20,000	337,600
Total Financial		2,028,364

Industrial (4.62%)
Siemens AG	7,470	534,217
Total Industrial		534,217

Technology (3.41%)
SAP SE	3,667	394,423
Total Technology		394,423

Total Common Stock (Cost $7,873,594)		10,397,854

United States Treasury Bills (2.59%)
TREASURY BILL	300,000	299,143
Total United States Treasury Bills		299,143

Total Investments (Cost $8,172,736) (a) (92.43%)		10,696,997
Other Net Assets (7.57%)		876,368
Net Assets (100.00%)		11,573,365

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $8,172,767.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	3,282,848
Unrealized depreciation	(758,618)
Net unrealized appreciation	2,524,230

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Shares	Value
Common Stock (97.23%)

Communications (34.08%)
Internet (23.33%)
Alphabet Inc*	18,770	18,110,422
Alphabet Inc*	17,870	17,639,298
Amazon.com Inc*	22,293	22,173,064
Baidu Inc*	20,769	3,865,111
Ctrip.com International Ltd*	28,814	1,574,685
eBay Inc*	82,040	2,813,972
Expedia Inc	9,425	1,355,127
Facebook Inc*	137,459	20,819,540
JD.com Inc*	69,220	2,770,877
Liberty Ventures*	4,813	259,373
Netflix Inc*	31,768	5,180,408
Priceline Group Inc/The*	3,710	6,964,004
Symantec Corp	42,820	1,297,874
		104,823,755
Media (6.96%)
Charter Communications Inc*	19,847	6,858,131
Comcast Corp	357,185	14,891,043
Discovery Communications Inc*	7,945	210,543
Discovery Communications Inc*	15,060	389,000
DISH Network Corp*	15,564	992,516
Liberty Global PLC*	13,870	424,145
Liberty Global PLC*	43,868	1,303,757
Liberty Global Plc LiLAC*	2,316	48,891
Liberty Global Plc LiLAC*	6,079	127,416
Sirius XM Holdings Inc	315,026	1,653,887
Twenty-First Century Fox Inc	74,372	2,016,969
Twenty-First Century Fox Inc	56,435	1,518,102
Viacom Inc	23,860	830,089
		31,264,489
Telecommunicatoins (3.79%)
Cisco Systems Inc	377,951	11,916,795
T-Mobile US Inc*	62,379	4,205,592
Vodafone Group PLC	29,544	894,001
		17,016,388

Total Communications		153,104,632.00

Consumer, Cyclical (9.10%)
American Airlines Group Inc	35,588	1,722,815
Costco Wholesale Corp	33,150	5,981,255
Dollar Tree Inc*	16,684	1,296,347
Fastenal Co	19,852	857,011
Hasbro Inc	9,380	987,339
Liberty Interactive Corp QVC Group*	25,661	602,007
Marriott International Inc/MD	28,948	3,116,252
Mattel Inc	18,623	426,653
Norwegian Cruise Line Holdings Ltd*	13,819	690,535
O'Reilly Automotive Inc*	6,916	1,674,225
PACCAR Inc	24,799	1,561,345
Ross Stores Inc	27,854	1,780,428
Starbucks Corp	109,992	6,996,591
Tesla Inc*	11,318	3,859,551
Tractor Supply Co	7,372	406,566
Ulta Beauty Inc*	4,398	1,340,686
Walgreens Boots Alliance Inc	81,464	6,600,213
Wynn Resorts Ltd	7,523	968,210
Total Consumer, Cyclical		40,868,029

Consumer, Non-Cyclical (16.65%)
Alexion Pharmaceuticals Inc*	15,402	1,509,858
Amgen Inc	55,581	8,628,394
Automatic Data Processing Inc	33,879	3,468,193
Biogen Inc*	16,298	4,038,155
BioMarin Pharmaceutical Inc*	12,217	1,070,698
Celgene Corp*	57,421	6,569,537
Cintas Corp	6,422	808,401
DENTSPLY SIRONA Inc	16,317	1,036,456
Express Scripts Holding Co*	42,809	2,557,838
Gilead Sciences Inc	96,474	6,260,198
Henry Schein Inc*	5,597	1,029,680
Hologic Inc*	21,078	912,888
IDEXX Laboratories Inc*	6,219	1,047,217
Illumina Inc*	10,339	1,833,725
Incyte Corp*	12,939	1,673,401
Intuitive Surgical Inc*	2,927	2,677,268
Kraft Heinz Co/The	89,836	8,282,879
Mondelez International Inc	115,215	5,367,867
Monster Beverage Corp*	43,092	2,178,732
Mylan NV*	36,754	1,432,671
PayPal Holdings Inc*	89,131	4,653,530
Regeneron Pharmaceuticals Inc*	7,861	3,608,671
Shire PLC	6,204	1,071,555
Verisk Analytics Inc*	11,501	930,316
Vertex Pharmaceuticals Inc*	17,558	2,170,169
Total Consumer, Non-Cyclical		74,818,297

Financial (0.81%)
Altaba Inc*	72,009	3,623,493
Total Financial		3,623,493

Industrial (0.97%)
CSX Corp	69,920	3,787,566
JB Hunt Transport Services Inc	6,866	586,219
Total Industrial		4,373,785

Technology (35.62%)
Computers (11.72%)
Apple Inc	298,370	45,579,001
Check Point Software Technologies Ltd*	11,778	1,319,725
Cognizant Technology Solutions Corp	45,788	3,063,675
Seagate Technology PLC	20,861	908,914
Western Digital Corp	19,608	1,765,896
		52,637,211
Semiconductors (12.25%)
Analog Devices Inc	27,178	2,330,785
Applied Materials Inc	81,496	3,739,036
Broadcom Ltd	30,267	7,248,341
Intel Corp	356,829	12,885,095
KLA-Tencor Corp	11,076	1,151,904
Lam Research Corp	11,509	1,785,852
Maxim Integrated Products Inc	21,335	1,019,813
Microchip Technology Inc	14,837	1,235,922
Micron Technology Inc*	77,937	2,398,121
NVIDIA Corp	42,756	6,171,829
QUALCOMM Inc	111,474	6,384,116
Skyworks Solutions Inc	12,762	1,358,260
Texas Instruments Inc	75,444	6,223,376
Xilinx Inc	17,344	1,157,018
		55,089,468
Software (11.65%)
Activision Blizzard Inc	56,743	3,324,005
Adobe Systems Inc*	36,467	5,173,209
Akamai Technologies Inc*	9,765	460,420
Autodesk Inc*	15,241	1,703,487
CA Inc	29,540	938,486
Cerner Corp*	24,884	1,626,169
Citrix Systems Inc*	10,712	884,168
Electronic Arts Inc*	21,786	2,469,007
Fiserv Inc*	15,164	1,899,746
Intuit Inc	19,304	2,714,915
Microsoft Corp	402,921	28,140,003
NetEase Inc	5,244	1,493,386
Paychex Inc	25,361	1,502,132
		52,329,133

Total Technology		160,055,812

Total Common Stock (Cost $294,729,976)		436,844,048

United States Treasury Bills (2.17%)
TREASURY BILL	9,800,000	9,771,996
Total United States Treasury Bills		9,771,996

Total Investments (Cost $304,501,972) (a) (99.40%)		446,616,044
Other Net Assets (0.60%)		2,693,795
Net Assets (100.00%)		449,309,839

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $304,798,769.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	147,007,985
Unrealized depreciation	(5,190,710)
Net unrealized appreciation	141,817,275

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2017:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
114 / JUNE 2017 / Long / CME	12,942,145	13,208,610	266,465

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Shares	Value
Common Stock (88.02%)

Basic Materials (1.14%)
Schnitzer Steel Industries Inc	22,000	424,600
Total Basic Materials		424,600

Communications (7.01%)
Alphabet Inc	1,550	1,495,533
Palo Alto Networks Inc	1,500	177,885
Sierra Wireless Inc	35,000	946,750
Total Communications		2,620,168

Consumer, Cyclical (8.77%)
Herman Miller Inc	21,000	662,550
Interface Inc	30,000	616,500
Kandi Technologies Group Inc	105,000	435,750
Steelcase Inc	26,000	435,500
Tesla Inc	3,300	1,125,333
Total Consumer, Cyclical		3,275,633

Consumer, Non-Cyclical (7.61%)
Exact Sciences Corp	8,800	320,936
Gilead Sciences Inc	2,500	162,225
Hain Celestial Group Inc/The	19,300	674,149
OraSure Technologies Inc	13,000	195,910
SunOpta Inc	66,000	613,800
United Natural Foods Inc	22,000	878,680
Total Consumer, Non-Cyclical		2,845,700

Energy (22.05%)
Canadian Solar Inc	97,000	1,242,570
First Solar Inc	34,600	1,332,446
JA Solar Holdings Co Ltd	115,000	791,200
JinkoSolar Holding Co Ltd	42,000	750,120
Pattern Energy Group Inc	72,000	1,624,320
Sunrun Inc	110,000	554,400
Vestas Wind Systems A/S	66,000	1,945,680
Total Energy		8,240,736

Financial (6.47%)
Alexandria Real Estate Equities Inc	4,000	466,720
Hannon Armstrong Sustainable Infrastructure Capital Inc	41,100	900,501
Liberty Property Trust	15,000	616,350
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,000	433,840
Total Financial		2,417,411

Industrial (14.62%)
ABB Ltd	33,500	841,855
Acuity Brands Inc	800	130,328
Advanced Energy Industries Inc	8,200	630,826
AU Optronics Corp	22,000	84,700
Garmin Ltd	6,700	348,668
Itron Inc	5,000	338,250
Kyocera Corp	7,000	404,530
LG Display Co Ltd	47,000	684,790
SunPower Corp	63,200	497,384
Trex Co Inc	8,700	559,149
Universal Display Corp	5,300	601,020
Waters Corp	1,900	341,278
Total Industrial		5,462,778

Technology (18.35%)
Analog Devices Inc	5,000	428,800
ANSYS Inc	4,400	555,852
Apple Inc	3,500	534,660
Applied Materials Inc	29,000	1,330,520
Fortinet Inc	4,500	177,030
Gemalto NV	12,500	370,250
International Business Machines Corp	7,500	1,144,725
Omnicell Inc	4,936	196,946
QUALCOMM Inc	10,000	572,700
Skyworks Solutions Inc	12,000	1,277,160
STMicroelectronics NV	16,400	270,108
Total Technology		6,858,751

Utilities (2.00%)
Consolidated Water Co Ltd	63,000	746,550
		746,550

Total Utilities		746,550

Total Common Stock (Cost $28,601,896)		32,892,327

Limited Partnerships (3.54%)
8Point3 Energy Partners LP	97,000	1,323,080
Total Limited Partnerships (Cost $1,311,496)		1,323,080

Total Investments (Cost $29,913,392) (a) (91.56%)		34,215,407
Other Net Assets (8.44%)		3,155,251
Net Assets (100.00%)		37,370,658

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $29,942,389.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	7,577,737
Unrealized depreciation	(3,304,719)
Net unrealized appreciation	4,273,018

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2017

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (94.40%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,369,090

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,078,270

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,646,350

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	07/01/2043	1,086,480

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank	1,200,000	5.000%	10/01/2033	1,450,944

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,202,135

CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	04/01/2038	3,096,720
Tax-Exempt Variable Rate General Obligation Bonds	100,000	0.360%	05/01/2034	100,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,536,096

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,646,963

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,555,560

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,193,220

LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	578,640

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,316,740

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,039,107

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,155,320
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,815,225
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	569,400

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	07/01/2018	1,566,630
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	07/01/2017	501,555
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,279,117

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	333,761

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,907,100

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,080,110

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	223,954

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	560,845

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,750,474

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,313,052

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	08/01/2018	1,047,610

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,508,823

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,120,092

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	05/01/2022	3,140,160

ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	896,475

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,131,450

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,201,320

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,415,922

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,061,470

SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	556,975

SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	782,936

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,350,484
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	804,998

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	04/01/2037	2,005,520

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,176,590

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,711,850

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,120,070
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,564,934

TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,104,280

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,482,024

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	09/01/2038	1,318,128

Total Municipal Bonds (Cost $68,567,740)				72,454,969

Variable Rate Demand Notes* (4.43%)
Metropolitan Water District of Southern California	2,000,000	0.520%	07/01/2035	2,000,000
Regents of the University of California Medical Center Pooled Revenue	1,400,000	0.410%	05/15/2032	1,400,000
Total Variable Rate Demand Notes (Cost $3,400,000)				3,400,000

Total Investments (Cost $72,016,418) (a) (98.83%)				75,854,969
Other Net Assets (1.17%)				901,461
Net Assets (100.00%)				76,756,430

(a) Aggregate cost for federal income tax purposes is $71,967,740.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,130,173
Unrealized depreciation	(242,944)
Net unrealized appreciation	3,887,229

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (6.29%)
	1,773	10.00	09/15/2018	1,796
	45,654	5.50	01/15/2025	51,003
	232,935	5.50	04/15/2036	263,094
	73,523	5.00	07/15/2020	77,107
	155,386	6.00	01/15/2026	176,008
	184,050	5.00	03/15/2038	202,464
	104,591	6.00	06/15/2038	118,723
	542,871	3.50	11/20/2044	567,125
Total Government National Mortgage Association (Cost $1,363,511)				1,457,320

United States Treasury Bills (0.86%)
	200,000	0.00	08/17/2017	199,622
Total United States Treasury Bills (Cost $199,622)				199,622

United States Treasury Bonds (12.05%)
	1,300,000	4.50	05/15/2038	1,691,930
	400,000	2.75	08/15/2042	394,234
	700,000	2.13	02/29/2024	706,084
Total United States Treasury Bonds (Cost $1,980,603)				2,792,248

United States Treasury Notes (79.84%)
	2,300,000	3.75	11/15/2018	2,383,599
	1,900,000	2.75	02/15/2019	1,948,316
	600,000	2.50	06/30/2017	600,837
	2,100,000	2.63	08/15/2020	2,174,320
	2,000,000	3.63	02/15/2021	2,147,305
	2,000,000	2.88	03/31/2018	2,027,734
	2,400,000	2.00	02/15/2022	2,430,984
	2,500,000	2.50	08/15/2023	2,583,643
	2,200,000	2.13	05/15/2025	2,202,578
Total United States Treasury Notes (Cost $19,073,275)				18,499,316

Total Investments (Cost $22,617,011) (a) (99.04%)				22,948,506
Other Net Assets (0.96%)				222,676
Net Assets (100.00%)				23,171,182

(a) Aggregate cost for federal income tax purposes is $22,617,011.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	426,681
Unrealized depreciation	(95,186)
Net unrealized appreciation	331,495

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (2.24%)
	51,789	2.63	06/20/2034	54,275
	84,427	2.25	11/20/2034	87,672
Total Government National Mortgage Association (Cost $136,859)				141,947

United States Treasury Notes (96.54%)
	700,000	1.00	06/30/2019	696,076
	100,000	0.00	06/22/2017	99,956
	1,100,000	1.38	01/31/2020	1,099,936
	600,000	2.00	07/31/2020	609,644
	400,000	2.38	07/31/2017	401,025
	1,100,000	1.25	01/31/2019	1,099,979
	1,100,000	0.88	01/31/2018	1,097,916
	1,000,000	1.13	06/15/2018	999,317
Total United States Treasury Notes (Cost $6,013,766)				6,103,849

Total Investments (Cost $6,250,581) (a) (98.78%)				6,245,796
Other Net Assets (1.22%)				77,346
Net Assets (100.00%)				6,323,142

(a) Aggregate cost for federal income tax purposes is $6,250,581.

At May 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	9,474
Unrealized depreciation	(14,259)
Net unrealized depreciation	(4,785)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
5/31/2017

Security Description	Par Value	Maturity	Value

United States Treasury Bills, DN (b) (99.85%)
	7,900,000	08/17/2017	7,886,850
	200,000	09/14/2017	199,466
	3,400,000	06/01/2017	3,400,000
	10,600,000	06/08/2017	10,598,779
	6,500,000	07/27/2017	6,491,973
	7,900,000	08/03/2017	7,888,280
	2,000,000	10/12/2017	1,993,332
	5,000,000	08/24/2017	4,990,387
	8,800,000	06/22/2017	8,796,242
	2,200,000	07/20/2017	2,198,203
Total United States Treasury Bills, DN (Cost $54,443,512)			54,443,512

Total Investments (Cost $54,443,512) (a) (99.85%)			54,443,512
Other Net Assets (0.15%)			79,890
Net Assets (100.00%)			54,523,402

(a) Aggregate cost for federal income tax purposes is $54,443,512.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Discount Note. Yield to maturity is between 0.00% - 0.92%.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at May 31, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Liabilities (d)	Written Options	Total Liabilities
California Tax-Free Income Fund	-	75,854,969	-		75,854,969	-	-	-
U.S. Government Securities Fund	-	22,948,506	-		22,948,506	-	-	-
Short-Term U.S. Government Bond Fund	-	6,245,796	-		6,245,796	-	-	-
The United States Treasury Trust Fund	-	54,443,512	-		54,443,512	-	-	-
S&P 500 Index Fund	160,288,626	-	1,827	(e)	160,290,453	4,239	-	4,239
S&P MidCap Index Fund	124,169,422	-	-		124,169,422	3,570	-	3,570
S&P SmallCap Index Fund	68,788,973	-	-		68,788,973	6,860	-	6,860
Shelton Core Value Fund	137,378,867	37,194,882	1,000,000	(f)	175,573,749	-	(113,771)	(113,771)
European Growth & Income Fund	10,397,854	-			10,397,854	-		-
Nasdaq-100 Index Fund	436,844,048	-	-		436,844,048	367		367
Shelton Green Alpha Fund	34,215,407	-	-		34,215,407	-	-	-

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of May 31, 2017.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Rights
(f)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,600,000
Net Purchases	-	-
Net Sales	-	-
Total Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	(30)	(600,000)
Accrued Interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$1,827	$1,000,000

	Fair Value as of 5/31/17	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Safeway, Inc. CVR-Non Tradeable	$1,827	Market comparables and estimated recovery proceeds	Based on independent valuation firm assessment of fair market value	$.03-1.01	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.50	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 27, 2017

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	July 27, 2017